Investment in Mortgage Loans on Real Estate (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
Commercial	$ 7,217,169	$ 6,200,697
Residential		578
Valuation allowances	(35,000)	(66,750)
Total mortgage loans on real estate	$ 7,182,169	$ 6,134,525